UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 3/25/30(a)	USD 2,657	$2,167,806
Series 2006-11, Class 1AF2, 6.02%, 9/25/46(a)	2,691	1,875,965
Series 2006-13, Class 1AF2, 5.88%, 1/25/37	2,054	1,908,051
Series 2007-12, Class 2A1, 0.60%, 5/25/29	1,977	1,826,713
Series 2007-4, Class A1A, 0.35%, 9/25/37(a)	1,592	1,526,921
Morgan Stanley Structured Trust, Series 2007-1, Class A1, 0.33%, 6/25/37(a)	1,652	1,520,028
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1, 0.37%, 5/25/37(a)	895	842,173
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.50%, 11/25/37(a)	1,658	1,534,646

Total Asset-Backed Securities — 3.6%		13,202,303

	Shares
Common Stocks
Media — 0.1%
HMH Holdings(b)	52,852	369,964

	Par (000)
Corporate Bonds
Commercial Banks — 1.4%
HSBC Bank USA N.A., 4.63%, 4/01/14	5,000	5,216,925

Communications Equipment — 0.1%
Brocade Communications Systems, Inc.:
6.63%, 1/15/18(c)	230	234,025
6.88%, 1/15/20(c)	160	163,200

		397,225

Diversified Financial Services — 3.4%
The Bear Stearns Cos. LLC, 6.95%, 8/10/12	5,000	5,539,195
FCE Bank Plc, 7.13%, 1/16/12	EUR 2,400	3,314,514
TIAA Global Markets, Inc., 5.13%, 10/10/12(c)	USD 3,000	3,223,068
UPC Germany GmbH & Co., 8.13%, 12/01/17(c)	500	515,625

		12,592,402

Diversified Telecommunication Services — 1.5%
Cincinnati Bell, Inc., 8.25%, 10/15/17	500	506,250
Qwest Corp.:
8.88%, 3/15/12	610	667,950
8.38%, 5/01/16	500	562,500
TELUS Corp., 8.00%, 6/01/11	3,500	3,766,763

		5,503,463

Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17	1,800	2,052,000
Libbey Glass, Inc., 10.00%, 2/15/15(c)	200	210,500

		2,262,500

Independent Power Producers & Energy Traders — 0.1%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/01/16(c)	500	511,250

Insurance — 1.4%
Metropolitan Life Global Funding I, 5.13%, 4/10/13(c)	5,000	5,367,985

Media — 3.6%
Cox Communications, Inc., 7.13%, 10/01/12	5,000	5,588,305
Thomson Reuters Corp., 5.95%, 7/15/13	2,000	2,210,342
Time Warner Cable, Inc., 5.40%, 7/02/12	5,000	5,367,505

		13,166,152

Multi-Utilities — 3.5%
Dominion Resources, Inc., 8.88%, 1/15/19	2,000	2,523,162
DTE Energy Co., 7.05%, 6/01/11	5,000	5,269,980
Potomac Electric Power Co., 4.65%, 4/15/14	5,000	5,229,817

		13,022,959

Oil, Gas & Consumable Fuels — 1.1%
Enbridge Energy Partners LP, 9.88%, 3/01/19	3,000	3,898,326

Paper & Forest Products — 0.7%
NewPage Corp., 11.38%, 12/31/14	2,450	2,437,750

Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc., 7.50%, 2/15/20(c)	890	898,900

Wireless Telecommunication Services — 2.0%
Alltel Corp., 7.00%, 7/01/12	5,000	5,558,510
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/01/17(c)	750	817,500
Cricket Communications, Inc., 7.75%, 5/15/16	1,000	1,037,500

		7,413,510

Total Corporate Bonds — 19.6%		72,689,347

Floating Rate Loan Interests(a)
Aerospace & Defense — 0.1%
L-1 Identity Solutions Operating Co., Tranche B-1 Term Loan, 6.75%, 8/05/13	456	455,499

Auto Components — 0.3%
Allison Transmission, Inc., Term Loan, 2.98% - 3.01%, 8/07/14	493	468,902
The Goodyear Tire & Rubber Co., Loan (Second Lien), 2.34%, 4/30/14	450	426,562

		895,464

Trust Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	GO	General Obligation
	GBP	British Pound	USD	US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2010	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Floating Rate Loan Interests(a)
Chemicals — 0.7%
Ashland Inc., Term B Borrowing Loan, 7.65%, 5/13/14	USD 196	$197,616
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1, 4.00% - 4.14%, 1/20/14	96	94,031
Facility B2, 4.00%, 1/20/14	393	385,114
Huish Detergents, Inc., Loan (Second Lien), 4.51%, 10/26/14	500	474,167
Nalco Co., Term Loan, 6.50%, 5/13/16	496	500,799
PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.50%, 7/30/14	989	905,879

		2,557,606

Diversified Consumer Services — 0.6%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.23% - 3.25%, 11/14/14	742	662,046
Term Loan, 3.26%, 11/14/14	494	441,553
Laureate Education, Inc., Series A New Term Loan, 7.00%, 8/15/14	995	993,458

		2,097,057

Diversified Financial Services — 0.2%
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 11/26/14	EUR 500	675,656

Diversified Telecommunication Services — 0.0%
Integra Telecom Holdings, Inc., Term Loan (First Lien), 10.75%, 8/31/13	USD 124	124,046

Food & Staples Retailing — 0.4%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots), Facility B1, 3.55%, 7/06/15	GBP 1,000	1,425,878

Food Products — 0.0%
Dole Food Co., Inc., Credit Linked Deposit, 7.83%, 4/12/13	USD 107	107,470

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14	24	23,206
Funded Term Loan, 2.50%, 7/25/14	465	453,164
HCA, Inc., Tranche A-1 Term Loan, 1.79%, 11/16/12	657	637,836
HealthSouth Corp.:
Tranche 1 Term Loan, 2.51% - 2.55%, 3/10/13	271	266,524
Tranche 2 Term Loan, 4.01% - 4.05%, 9/10/15	223	222,936

		1,603,666

Hotels, Restaurants & Leisure — 0.3%
Harrah’s Operating Co., Inc., Term B-2 Loan, 3.25%, 1/28/15	1,219	1,050,802

Household Durables — 0.0%
Jarden Corp., Term Loan B3, 2.79%, 1/24/12	149	149,169

Independent Power Producers & Energy Traders — 0.6%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility Term Loan, 4.00%, 4/02/13	462	454,015
Tranche B Term Loan, 4.00%, 4/02/13	37	36,455
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.73% - 3.79%, 10/10/14	1,958	1,604,941

		2,095,411

IT Services — 0.5%
Ceridian Corp., US Term Loan, 3.23% - 3.25%, 11/09/14	991	888,228
First Data Corp., Initial Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14	494	436,618
SunGard Data Systems, Inc. (Solar Capital Corp.), Incremental Term Loan, 6.75%, 2/28/14	494	495,956

		1,820,802

Media — 1.6%
Cengage Learning Acquisitions, Inc. (Thompson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	990	997,349
Cequel Communications, LLC, Tranche B Term Loan (Second Lien), 6.25%, 5/05/14	166	166,225
Charter Communications Operating, LLC, New Term Loan, 2.30%, 3/06/14	495	477,500
HMH Publishing Co. Ltd., Tranche A Term Loan, 5.48%, 6/12/14	623	590,374
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	650	700,375
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.23%, 8/09/13	525	502,363
Class B Dollar Term Loan, 3.98%, 5/01/16	1,119	1,096,622
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16	499	501,867
UPC Financing Partnership, Facility U, 4.99%, 12/31/17	EUR 500	643,404
World Color USA Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD 299	301,657

		5,977,736

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Term Loan B, 2.25% - 2.29%, 12/23/12	366	362,247

Pharmaceuticals — 0.1%
DJO Finance, LLC (ReAble Therapeutics Finance, LLC), Term Loan, 3.25%, 5/20/14	445	431,166

Professional Services — 0.3%
Booz Allen Hamilton, Inc.:
Tranche B Term Loan, 7.50%, 7/31/15	494	496,543
Tranche C Term Loan, 6.00%, 7/31/15	499	500,777

		997,320

Total Floating Rate Loan Interests — 6.2%		22,826,995

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 26.5%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A21, 4.74%, 9/25/35(a)	USD 3,555	$2,670,271
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 3.77%, 11/20/34(a)	3,685	2,771,928
Series 2006-E, Class 2A1, 5.76%, 6/20/36(a)	4,882	3,180,528
Series 2007-A, Class 2A1, 0.40%, 2/20/37(a)	2,328	1,483,814
Banc of America Mortgage Securities, Inc., Series 2005-D, Class 2A5, 4.68%, 5/25/35(a)	4,112	3,698,301
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1, 5.38%, 8/25/35(a)	11,927	7,820,303
Bear Stearns Alt-A Trust:
Series 2005-4, Class 21A1, 3.21%, 5/25/35(a)	5,265	3,378,495
Series 2005-7, Class 24A1, 5.63%, 9/25/35(a)	11,438	7,830,690
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1, 5.23%, 12/25/35(a)	8,733	7,237,230
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37	3,949	2,983,459
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35	2,955	2,300,273
Series 2005-23CB, Class A15, 5.50%, 7/25/35	2,588	2,199,003
Series 2005-86CB, Class A8, 5.50%, 2/25/36	4,055	3,204,877
Series 2006-24CB, Class A23, 6.00%, 6/25/36	3,197	2,285,101
Series 2007-16CB, Class 1A7, 6.00%, 8/25/37	5,995	4,446,021
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-9, Class A17, 0.75%, 5/25/36(a)	3,607	2,669,515
Series 2007-17, Class 1A1, 6.00%, 10/25/37	2,903	2,494,969
Series 2007-HY3, Class 4A1, 5.93%, 6/25/47(a)	4,681	3,829,851
Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 4A3, 5.50%, 4/25/36	2,913	2,392,703
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1, 0.45%, 2/25/47(a)	4,535	2,571,014
Indymac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 5.82%, 11/25/36(a)	3,268	2,457,384
JPMorgan Mortgage Trust:
Series 2006-A2, Class 2A1, 5.76%, 4/25/36(a)	2,255	2,013,964
Series 2006-A4, Class 4A2, 5.75%, 6/25/36(a)	1,794	1,640,192
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	3,343	3,174,153
Master Asset Securitization Trust, Series 2006-1, Class 4A1, 5.75%, 2/25/21	2,018	1,960,369
Merrill Lynch Mortgage Investor, Inc., Series 2006-A3, Class 3A1, 5.74%, 5/25/36(a)	3,817	2,595,371
Residential Accredit Loans, Inc., Series 2005-QS13, Class 1A5, 5.50%, 9/25/35	2,647	2,118,175
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.37%, 8/25/11(a)	1,594	1,555,156
Series 2006-6, Class A1, 0.36%, 11/25/11(a)	3,061	2,985,548
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Class 2A1, 5.10%, 9/25/35(a)	1,339	1,246,665
Series 2006-AR13, Class A2, 5.63%, 9/25/36(a)	3,158	2,336,500
Series 2006-AR2, Class 2A5, 4.96%, 3/25/36(a)	3,498	2,898,211

		98,430,034

Commercial Mortgage-Backed Securities — 58.0%
Banc of America Commercial Mortgage, Inc.:
Series 2001-PB1, Class A2, 5.79%, 8/11/11	4,364	4,530,124
Series 2007-3, Class A2, 5.66%, 7/10/12(a)(d)	14,000	14,561,588
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, 10/15/36	1,770	1,883,518
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.70%, 12/10/49(a)	5,000	5,204,791
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2, Class AAB, 5.39%, 1/15/46(a)	4,000	4,243,798
Series 2007-CD4, Class ASB, 5.28%, 12/11/49	9,000	9,222,341
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.82%, 12/10/49(a)	10,000	10,489,905
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4, 5.44%, 9/15/34	4,454	4,611,493
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class ASB, 5.30%, 11/10/45(a)	8,000	8,406,690
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A2, 5.60%, 12/10/49	10,000	10,222,539
Series 2007-GG9, Class A2, 5.38%, 7/10/12	5,605	5,768,733
Series 2007-GG9, Class AAB, 5.44%, 9/10/16(d)	13,633	14,196,968
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 3/10/11(a)(d)	13,000	13,239,849
Series 2006-GG6, Class AAB, 5.59%, 4/10/38(a)	5,320	5,600,062
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43(a)	10,000	10,748,432
Series 2007-LD11, Class A2, 5.80%, 6/15/49(a)(d)	14,000	14,478,184
Series 2007-LD11, Class ASB, 5.82%, 6/15/49(a)	7,700	7,943,820
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%, 11/15/27	5,480	5,673,198

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2010	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2006-C7, Class A2, 5.30%, 11/15/38	USD 3,000	$3,081,796
Series 2007-C1, Class AAB, 5.40%, 2/15/40	11,174	11,400,298
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class AAB, 5.65%, 4/15/49(a)	10,000	10,288,343
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class A4, 5.27%, 12/15/44(a)(d)	13,000	13,318,028
Series 2006-C24, Class A3, 5.56%, 3/15/45(a)(d)	14,000	14,726,951
Series 2007-C33, Class A2, 5.86%, 7/15/12(a)	10,480	10,988,277

		214,829,726

Total Non-Agency Mortgage-Backed Securities — 84.5%		313,259,760

Taxable Municipal Bonds — 1.4%
State of California Various Purposes GO, 5.65%, 4/01/39(a)	5,000	5,197,650

Total Long-Term Investments (Cost — $360,333,933) — 115.4%		427,546,019

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(e)(f)	5,920,389	5,920,389

Total Short-Term Securities (Cost — $5,920,389) — 1.6%		5,920,389

Total Investments (Cost — $366,254,322*) — 117.0%		433,466,408
Liabilities in Excess of Other Assets — (17.0)%		(62,918,484)

Net Assets — 100.0%		$370,547,924

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$366,318,569

Gross unrealized appreciation	$67,573,231
Gross unrealized depreciation	(425,392)

Net unrealized appreciation	$67,147,839

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(21,090,526)	$72	$2,421

(f)	Represents the current yield as of report date.

•	The following is a summary of outstanding TALF loans and related information as of March 31, 2010:

Number of Loans	Aggregate Amount of Loan	Range of Maturity Dates	Range of Interest Rates	Value of Eligible Securities
6	$65,644,494	7/24/14-11/25/14	3.54%-3.87%	$84,521,568

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	536,100	USD	841,255	Citibank, N.A.	4/21/10	$(27,829)
USD	2,201,847	GBP	1,360,000	Morgan Stanley Capital Services, Inc.	4/21/10	138,314
USD	5,075,933	EUR	3,753,000	Citibank, N.A.	5/26/10	6,724

Total						$117,209

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
First Data Corp.	5.00%	JPMorgan Chase Bank, N.A.	September 2014	USD 1,000	$(35,818)
Macy’s, Inc.	5.00%	Credit Suisse International	September 2014	USD 1,000	(59,246)
Marathon Oil Corp.	1.00%	Deutsche Bank AG	September 2014	USD 5,000	(140,758)
Masco Corp.	1.00%	Credit Suisse International	September 2014	USD 1,000	(47,998)
The New York Times Co.	5.00%	Citibank N.A.	September 2014	USD 1,000	(99,150)
Nordstrom, Inc.	1.00%	Credit Suisse International	September 2014	USD 5,000	(239,282)
R.R. Donnelley & Sons Co.	1.00%	Citibank N.A.	September 2014	USD 1,000	(61,158)
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse International	September 2014	USD 1,000	(178,503)
Simon Property Group, LP	1.00%	Citibank N.A.	September 2014	USD 5,000	(247,286)
Staples, Inc.	1.00%	Credit Suisse International	September 2014	USD 5,000	(129,740)
Starwood Hotels & Resorts Worldwide, Inc.	5.00%	Credit Suisse International	September 2014	USD 1,000	(107,975)

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2010

Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
Sunoco, Inc.	1.00%	Citibank N.A.	September 2014	USD 5,000	$(129,001)
Transocean Ltd.	1.00%	Deutsche Bank AG	September 2014	USD 5,000	(82,248)
Westvaco Corp.	1.00%	JPMorgan Chase Bank, N.A.	September 2014	USD 5,000	(15,334)

Total					$(1,573,497)

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2010 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
Commercial Mortgage-Backed North America Index Series 4	0.35%	Citibank N.A.	February 2051	USD 10,000	$(822,958)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset Backed Securities	—	$13,202,303	—	$13,202,303
Common Stocks	—	—	$369,964	369,964
Corporate Bonds	—	72,689,347	—	72,689,347
Floating Rate Loan Interests	—	22,347,849	$479,146	22,826,995
Non-Agency
Mortgage-Backed Securities	—	313,259,760	—	313,259,760
Taxable Municipal Bonds	—	5,197,650	—	5,197,650
Short-Term Securities:
Money Market Funds	$5,920,389	—	—	5,920,389
Liabilities:
Investments in Securities:
Long-Term Investments:
TALF Loans:	—	(21,888,671)	(43,775,823)	(65,664,494)

Total	$5,920,389	$404,808,238	$(42,926,713)	$367,801,914

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$145,038	—	$145,038
Liabilities:
Credit contracts	—	(2,396,455)	—	$(2,396,455)
Foreign currency exchange contracts	—	(27,829)	—	$(27,829)

Total	—	$(2,279,246)	—	$(2,279,246)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2010	5

Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/ Liabilities:	Common Stocks	Floating Rate Loan Interests	TALF Loans	Total
Balance, as of December 31, 2009	—	$5,912,045	$(65,723,279)	$(59,811,234)
Accrued discounts/ premiums	—	45,464	—	45,464
Net realized gain (loss)	—	99,764	—	99,764
Net change in unrealized appreciation/ depreciation[2]	$(32,397)	(99,560)	—	(131,957)
Purchases	402,361	23,284	78,785	504,430
Sales	—	(3,067,430)	—	(3,067,430)
Transfers out[3]	—	(2,434,421)	21,888,671	19,454,250

Balance, as of March 31, 2010	$369,964	$479,146	$(43,755,823)	$(42,906,713)

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $(25,815).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Fixed Income Value Opportunities

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Fixed Income Value Opportunities

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Fixed Income Value Opportunities

Date: May 27, 2010